Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other provisions
Other payments	$ 201	$ 52	$ 246
Provision for taxes and other legal contingencies
Other provisions
Other provisions	3,009	2,141
Provision for various tax claims
Other provisions
Other provisions	239	424
Other tax issues, Derivative transactions
Other provisions
Other payments	1	1	$ 1
Non-tax-related proceedings
Other provisions
Other provisions	$ 2,557	$ 1,443